Performance Management - Davis Variable Account Fund	Dec. 31, 2025
Davis Equity Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Results
Performance Narrative [Text Block]
The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The following table shows how the Fund’s average annual total returns, for the periods indicated, compare with the S&P 500 Index, a broad-based securities market index. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Returns	Period Ending
Highest Quarter	19.02%	December 31, 2020
Lowest Quarter	-25.71%	March 31, 2020
Year-to-Date	0.16%	March 31, 2026

Year to Date Return, Label [Optional Text]	Year-to-Date
Bar Chart, Year to Date Return	0.16%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	19.02%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(25.71%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns (For the periods ended December 31, 2025)	Past 1 Year	Past 5 Years	Past 10 Years
Davis Equity Portfolio	27.24%	13.39%	12.52%
S&P 500 Index reflects no deduction for fees, expenses or taxes	17.88%	14.42%	14.81%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Performance Availability Website Address [Text]	www.davisfunds.com
Performance Availability Phone [Text]	1-800-279-0279
Davis Financial Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Results
Performance Narrative [Text Block]
The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The following table shows how the Fund’s average annual total returns, for the periods indicated, compare with the S&P 500 Index, a broad-based securities market index, and the S&P 500 Financials Index. The S&P 500 Financials Index is a measure of the performance of the companies in the financial sector as a subset of the S&P 500 Index. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Returns	Period Ending
Highest Quarter	26.76%	December 31, 2020
Lowest Quarter	-34.45%	March 31, 2020
Year-to-Date	-8.78%	March 31, 2026

Year to Date Return, Label [Optional Text]	Year-to-Date
Bar Chart, Year to Date Return	(8.78%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	26.76%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(34.45%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns (For the periods ended December 31, 2025)	Past 1 Year	Past 5 Years	Past 10 Years
Davis Financial Portfolio	29.12%	18.13%	12.92%
S&P 500 Index reflects no deduction for fees, expenses or taxes	17.88%	14.42%	14.81%
S&P 500 Financials Index reflects no deduction for fees, expenses or taxes	15.02%	15.26%	13.17%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Performance Availability Website Address [Text]	www.davisfunds.com
Performance Availability Phone [Text]	1-800-279-0279
Davis Real Estate Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Results
Performance Narrative [Text Block]
The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The following table shows how the Fund’s average annual total returns, for the periods indicated, compare with the S&P 500 Index, a broad-based securities market index, and of the Wilshire U.S. Real Estate Securities Index. The Wilshire U.S. Real Estate Securities Index is a measure of the performance of publicly traded real estate securities. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Returns	Period Ending
Highest Quarter	16.90%	March 31, 2019
Lowest Quarter	-25.75%	March 31, 2020
Year-to-Date	-1.49%	March 31, 2026

Year to Date Return, Label [Optional Text]	Year-to-Date
Bar Chart, Year to Date Return	(1.49%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	16.90%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	25.75%
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]
Average Annual Total Returns (For the periods ended December 31, 2025)	Past 1 Year	Past 5 Years	Past 10 Years
Davis Real Estate Portfolio	-5.71%	2.61%	4.04%
S&P 500 Index reflects no deduction for fees, expenses or taxes	17.88%	14.42%	14.81%
Wilshire U.S. Real Estate Securities Index reflects no deduction for fees, expenses or taxes	3.47%	7.04%	5.74%

Performance Table Closing [Text Block]
Yield for Davis Real Estate Portfolio (For the period ended December 31, 2025)
30-Day SEC Yield	2.45%
You can obtain the Fund’s most recent 30-day SEC Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern Time.

Thirty Day Yield Caption [Optional Text]	You can obtain the Fund’s most recent 30-day SEC Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern Time.
Thirty Day Yield Phone	800-279-0279
Thirty Day Yield	2.45%
Performance Availability Website Address [Text]	www.davisfunds.com
Performance Availability Phone [Text]	1-800-279-0279